OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION

16. OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION

Effective with the Nalco merger, the company added Nalco’s three legacy operating units (Water Services, Paper Services and Energy Services) as additional reportable segments to the merged company’s reporting structure.

Beginning in the first quarter of 2012, the Water Services, Paper Services and Energy Services reportable segments were renamed as the Global Water, Global Paper and Global Energy reportable segments, respectively. With the exception of the water treatment related business change discussed below, the underlying structure of the Global Water, Global Paper and Global Energy segments remains the same as 2011.

Beginning in the first quarter of 2012, the International reportable segment was renamed as the International Cleaning, Sanitizing & Other Services reportable segment. With the exception of the water treatment related business change discussed below, the underlying structure of the International Cleaning, Sanitizing & Other Services segment remains the same as 2011.

Beginning in the first quarter of 2012, due to changes in how the company internally manages and reports results within its legacy Ecolab Food & Beverage and Asia Pacific operating units, certain water treatment related businesses were moved from the U.S. Cleaning & Sanitizing and International Cleaning, Sanitizing & Other Services reportable segments to the Global Water reportable segment. The movement of these businesses did not significantly impact year-over-year comparability; therefore, prior year reported segment information has not been restated to reflect this change.

The profitability of the company’s operating units is evaluated by management based on operating income. The company has no intersegment revenues. The company’s fourteen operating units are aggregated into six reportable segments: U.S. Cleaning & Sanitizing, U.S. Other Services, International Cleaning, Sanitizing & Other Services, Global Water, Global Paper and Global Energy.

U.S. Cleaning & Sanitizing- This reportable segment provides cleaning and sanitizing products to U.S. markets through its Institutional, Food & Beverage, Kay, Healthcare and Textile Care operating units. Prior to its disposition in the fourth quarter of 2012, the Vehicle Care operating unit was also part of U.S. Cleaning & Sanitizing reportable segment. These operating units exhibit similar products, manufacturing processes, customers, distribution methods and economic characteristics.

U.S. Other Services- This reportable segment includes all other U.S. operations of the legacy Ecolab company. This segment provides pest elimination and kitchen equipment repair and maintenance through its Pest Elimination and Equipment Care operating units, respectively. These two operating units are primarily fee for service businesses. Since the primary focus of these businesses is service, they have not been combined with the company’s U.S. Cleaning & Sanitizing reportable segment. These operating units are combined and disclosed as an “all other” category.

International Cleaning, Sanitizing & Other Services- This reportable segment includes four regional operating units from the legacy Ecolab company: EMEA, Asia Pacific, Latin America and Canada. These operating units provide cleaning and sanitizing products as well as pest elimination service. Legacy Ecolab International operations are managed by geographic region and exhibit similar products, manufacturing processes, customers, distribution methods and economic characteristics.

Global Water- This reportable segment utilizes technologically advanced solutions, chemical products and equipment to provide integrated global water treatment and process improvement offerings for industrial and institutional markets.

Global Paper- This reportable segment serves the process chemicals and water treatment needs of the global pulp and paper industry through the use of technologically advanced solutions, chemical products and equipment.

Global Energy- This reportable segment serves the process chemicals and water treatment needs of the global petroleum and petrochemical industries in both upstream and downstream applications.

Corporate- Consistent with the company’s internal management reporting, the Corporate segment includes amortization specifically from the Nalco merger intangible assets, merger integration costs and investments the company is making in business systems and structure. The Corporate segment also includes special (gains) and charges reported on the Consolidated Statement of Income.

Operating Segment Information

The company evaluates the performance of its international operations within its International Cleaning, Sanitizing & Other Services, Global Water, Global Paper and Global Energy reportable segments based on fixed currency exchange rates. The difference between the fixed currency exchange rates and the actual currency exchange rates is reported as “effect of foreign currency translation” in the following tables. All other accounting policies of the reportable segments are consistent with accounting principles generally accepted in the United States of America and the accounting policies of the company described in Note 2.

The following tables present net sales and operating income (loss) by reportable segment.

	Net Sales			Operating Income (Loss)
MILLIONS	2012	2011	2010	2012	2011	2010

U.S. Cleaning & Sanitizing	$2,992.9	$2,930.3	$2,721.9	$651.4	$556.7	$513.9
U.S. Other Services	474.6	457.1	448.5	70.8	69.7	71.4
Int’l Cleaning, Sanitizing & Other Services	3,175.8	3,075.1	2,899.4	340.8	285.8	254.5
Global Water	2,087.4	67.2	—	235.9	11.0	—
Global Paper	805.4	33.9	—	86.3	6.2	—
Global Energy	2,268.0	92.3	—	360.1	17.7	—
Corporate	—	(29.6)	—	(459.9)	(211.6)	(30.5)
Subtotal at fixed currency	11,804.1	6,626.3	6,069.8	1,285.4	735.5	809.3
Effect of foreign currency translation	34.6	172.2	19.9	3.9	18.3	(2.5)
Consolidated	$11,838.7	$6,798.5	$6,089.7	$1,289.3	$753.8	$806.8

The following tables present the company’s depreciation and amortization, capital expenditures (including capitalized software expenditures) and total assets by reportable segment. The Global Water, Global Paper and Global Energy amounts are presented in total as discretely identifiable amounts by reportable segment are not identifiable and are not produced internally. Corporate assets are principally cash and cash equivalents and deferred taxes. All amounts presented are measured in public exchange rates.

				Capital Expenditures
	Depreciation & Amortization			(Including Capitalized Software)			Total Assets
(MILLIONS)	2012	2011	2010	2012	2011	2010	2012	2011
U.S. Cleaning & Sanitizing	$202.7	$199.8	$184.3	$214.2	$163.4	$148.7	$2,146.0	$2,270.7
U.S. Other Services	5.4	5.3	5.4	8.1	4.5	2.5	162.2	154.2
Int’l Cleaning, Sanitizing & Other Services	167.9	174.0	158.2	168.5	176.3	146.5	2,634.6	2,607.9
Global Water, Paper & Energy	154.8	5.6	—	216.7	21.8	—	11,215.4	11,082.4
Corporate	183.7	11.0	—	—	—	—	1,414.1	2,069.5
Consolidated	$714.5	$395.7	$347.9	$607.5	$366.0	$297.7	$17,572.3	$18,184.7

The company had two classes of products within its U.S. Cleaning & Sanitizing and International Cleaning, Sanitizing & Other Services operations which comprised 10% or more of consolidated net sales in any of the last three years. Sales of warewashing products were approximately 11% of consolidated net sales in 2012, approximately 18% of consolidated net sales in 2011, and approximately 19% in 2010. Sales of laundry products were approximately 10% of consolidated net sales in 2011 and 2010.

The vast majority of the company’s revenue is driven by the sale of its chemical products, with any corresponding service considered incidental to the product sale. The company has two operating segments (Pest Elimination and Equipment Care) within which the underlying revenue driver is fee for service as opposed to chemical products. Total service revenue at public exchange rates for the Pest Elimination and Equipment Care operating units within the company’s operating segments is shown below. All other service based revenue is insignificant.

	Service Revenue
(MILLIONS)	2012	2011	2010

U.S. Other Services	$401.1	$384.5	$379.0
International Cleaning, Sanitizing & Other Services	212.1	202.4	183.0

Geographic Information

Net sales and long-lived assets at public exchange rates by geographic region are as follows:

	Net Sales			Long-Lived Assets, net
(MILLIONS)	2012	2011	2010	2012	2011

United States	$5,865.3	$3,551.2	$3,170.4	$7,100.3	$7,202.8
EMEA	3,027.9	1,955.5	1,843.2	1,908.4	1,990.6
Asia Pacific	1,586.8	721.4	575.7	2,377.1	2,339.6
Latin America	849.7	321.2	272.5	714.3	687.4
Canada	509.0	249.2	227.9	580.2	568.3
Consolidated	$11,838.7	$6,798.5	$6,089.7	$12,680.3	$12,788.7

Net sales by geographic region were determined based on origin of sale. Geographic data for long-lived assets is based on physical location of those assets.